Notes payable - Schedule of maturities payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Future maturities
2026	$ 498,296
2027	30,434
2028	676
2029	22,457
2030 and thereafter	2,860
Total future principal maturities	554,723
Line of credit
Future maturities
Total future principal maturities	554,723
Senior Secured Notes – 2026
Future maturities
Total future principal maturities	456,815	$ 460,000
Senior Secured Notes – 2026 | Line of credit
Future maturities
2026	456,800
Total future principal maturities	$ 456,815